Schedule of Investments (unaudited) June 30, 2019	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 100.0%
Acacia Communications Inc.(a)	65,174	$3,073,606
ADTRAN Inc.	109,639	1,671,995
Arista Networks Inc.(a)(b)	38,182	9,912,811
Ciena Corp.(a)	115,189	4,737,724
Cisco Systems Inc.	164,511	9,003,687
CommScope Holding Co. Inc.(a)(b)	298,300	4,692,259
Comtech Telecommunications Corp.	55,543	1,561,314
EchoStar Corp., Class A(a)	110,147	4,881,715
Extreme Networks Inc.(a)(b)	272,338	1,762,027
F5 Networks Inc.(a)(b)	63,671	9,272,408
Finisar Corp.(a)	219,481	5,019,530
Infinera Corp.(a)(b)	350,620	1,020,304
InterDigital Inc.	72,751	4,685,164
Juniper Networks Inc.	343,389	9,144,449
Lumentum Holdings Inc.(a)(b)	104,177	5,564,094
Motorola Solutions Inc.	57,773	9,632,492
NETGEAR Inc.(a)(b)	72,220	1,826,444
NetScout Systems Inc.(a)	159,879	4,059,328
Plantronics Inc.	75,221	2,786,186
Ubiquiti Networks Inc.	37,057	4,872,995
ViaSat Inc.(a)	55,732	4,504,260
Viavi Solutions Inc.(a)(b)	373,728	4,966,845

		108,651,637

Total Common Stocks — 100.0% (Cost: $119,911,777)		108,651,637

Security	Shares	Value

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	12,641,543	$12,647,864
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	26,479	26,479

		12,674,343

Total Short -Term Investments — 11.6% (Cost: $12,673,548)		12,674,343

Total Investments in Securities — 111.6% (Cost: $132,585,325)		121,325,980

Other Assets, Less Liabilities — (11.6)%		(12,647,179)

Net Assets — 100.0%		$108,678,801

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,435,473	5,206,070	12,641,543	$12,647,864	$5,877	(a)	$(120)	$375
BlackRock Cash Funds: Treasury, SL Agency Shares	114,343	(87,864)	26,479	26,479	2,081		—	—

				$12,674,343	$7,958		$(120)	$375

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$108,651,637	$—	$—	$108,651,637
Money Market Funds	12,674,343	—	—	12,674,343

	$121,325,980	$—	$—	$121,325,980

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